Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands		Apr. 30, 2019	Jul. 25, 2018
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment			$ 49
Intangible assets	[1]		6,066
Other non-current assets			22
Current assets and liabilities, net			464
Employee benefits			(57)
Deferred tax liabilities			(1,317)
Right to receive equity stake in a travel entity			411
Total identifiable net assets acquired			5,638
Goodwill			6,304
Total consideration transferred			$ 11,942
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 1,449
Intangible assets	[1]	6,792
Other non-current assets		107
Current assets and liabilities, net		2,644
Other non-current liabilities		(738)
Deferred tax liabilities		(1,890)
Total identifiable net assets acquired		8,364
Non-controlling interest		(4,098)
Goodwill		10,433
Total consideration transferred		$ 14,699

[1]	Intangible assets includes customer relationship, non-compete, brand/trade-mark and technology related development cost.